Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 104	$ 35	$ 6
Geological consulting fees - capitalized	18	178	44
Management fees - expensed	747	749	756
Salaries - expensed	181	128	103
Share-based payments	192	358	186
Total	$ 1,242	$ 1,448	$ 1,095